Cash Generated by Operations - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Borrowing facilities available for future operation activities and future capital commitments	R 1,366	R 1,277	R 845
Restricted investments (environmental trusts)
Disclosure of financial assets [line items]
Interest income	R 163	R 168	R 157